Senior secured term loan facility and warrants (Tables)	9 Months Ended
Sep. 30, 2023
Financial Instruments [Abstract]
Schedule of key inputs used for valuation
The Company used an independent valuation firm to assist in calculating the fair value of the warrant obligations, using the Black-Scholes option-pricing model. Key inputs for the valuation of the warrant obligations as of September 30, 2023 and December 31, 2022 were as follows:

	As of	As of
	September 30, 2023	December 31, 2022
Exercise price in USD	8.30	8.30
Share price in USD	0.90	3.84
Risk-free interest rate	4.7%	4.0%
Expected volatility	80.8%	80.0%
Expected term (months)	46.5 months	55.5 months
Dividend yield	—	—
Black-Scholes value in USD	0.15	1.89
Key inputs for the valuations as of August 15, 2022 was as follows:
Deerfield First Tranche

As of
August 15, 2022
Exercise price at 130% of the IPO price of 19.00, in USD	24.70
Forced conversion price, in USD	67.93
Share price in USD	10.33
Risk-free interest rate	3.2%
Expected volatility	85%
Expected term (months)	32.5
Dividend yield	—
Recovery rate	5%
Implied bond yield	12.0%

Deerfield Second Tranche

As of
August 15, 2022
Exercise price in USD	28.07
Forced conversion price, in USD	77.19
Share price in USD	10.33
Risk-free interest rate	3.2%
Expected volatility	85%
Expected term (months)	32.5
Dividend yield	—
Recovery rate	5%
Implied bond yield	12.0%